Inventories, net (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Schedule of inventories

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Raw materials	788,957	468,189	68,741
Finished goods	4,483	4,483	658
Total	793,440	472,672	69,399
Less: Inventory allowance	(675,697)	(468,713)	(68,818)
Inventories, net	117,743	3,959	581